Basis of Presentation and Summary of significant accounting policies (Details - Fair values of financial instruments) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Goodwill impairment loss	$ 0	$ 0	$ 0	$ 3,060,034
Fair Value, Nonrecurring [Member]
Platform Operator, Crypto Asset [Line Items]
Goodwill impairment loss			3,060,034
Fair Value, Nonrecurring [Member] | Goodwill [Member]
Platform Operator, Crypto Asset [Line Items]
Goodwill impairment loss			3,060,034
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Fair Value, Nonrecurring [Member]
Platform Operator, Crypto Asset [Line Items]
Assets fair value disclosure	3,034,110		3,034,110
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Fair Value, Nonrecurring [Member] | Goodwill [Member]
Platform Operator, Crypto Asset [Line Items]
Assets fair value disclosure	3,034,110		3,034,110
Fair Value, Inputs, Level 1 [Member] | Fair Value, Nonrecurring [Member]
Platform Operator, Crypto Asset [Line Items]
Assets fair value disclosure	0		0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Nonrecurring [Member] | Goodwill [Member]
Platform Operator, Crypto Asset [Line Items]
Assets fair value disclosure	0		0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Nonrecurring [Member]
Platform Operator, Crypto Asset [Line Items]
Assets fair value disclosure	0		0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Nonrecurring [Member] | Goodwill [Member]
Platform Operator, Crypto Asset [Line Items]
Assets fair value disclosure	0		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member]
Platform Operator, Crypto Asset [Line Items]
Assets fair value disclosure	3,034,110		3,034,110
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member] | Goodwill [Member]
Platform Operator, Crypto Asset [Line Items]
Assets fair value disclosure	$ 3,034,110		$ 3,034,110